Revenue and segment reporting - Additional information (Details) ¥ in Thousands		12 Months Ended
	Jul. 01, 2019 CNY (¥)	Jun. 30, 2020 segment	Jun. 30, 2019 segment	Jun. 30, 2018 segment
Revenue and segment reporting
Contract liabilities recognized as revenue | ¥	¥ 379,626
Number of operating segments | segment		4	4	7
Percentage of Quantity thresholds		10.00%